Submission	Nov. 06, 2025
Submission [Line Items]
Central Index Key	0001856725
Registrant Name	Rani Therapeutics Holdings, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A